Non-controlling interests	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Non-controlling interests
39.
Non-controlling
interests
Total
non-controlling
interests includes the following individually material
non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group
is as follows:

	2022 £m	2021 £m	2020 £m

Turnover	5,619	4,637	4,848

Profit after taxation	1,528	1,087	762

Other comprehensive income/(expense)	94	(17)	33

Total comprehensive income	1,622	1,070	795

	2022 £m	2021 £m

Non-current assets	2,716	2,796

Current assets	3,354	2,711

Total assets	6,070	5,507

Current liabilities	(3,762)	(3,121)

Non-current liabilities	(8,983)	(8,472)

Total liabilities	(12,745)	(11,593)

Net liabilities	(6,675)	(6,086)

	2022 £m	2021 £m	2020 £m

Net cash inflow from operating activities	3,442	2,128	2,249

Net cash outflow from investing activities	(174)	(287)	(294)

Net cash outflow from financing activities	(2,718)	(1,608)	(2,483)

Increase/(decrease) in cash and bank overdrafts in the year	550	233	(528)

The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £1,528 million (2021: £1,087 million; 2020: £762 million) is stated after charging preferential dividends payable to GSK and Pfizer and after a charge of £1,483 million (2021: £1,218 million; 2020: £1,112 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2022 £m	2021 £m	2020 £m

Share of profit for the year attributable to non-controlling interest	415	196	223

Dividends paid to non-controlling interest	480	224	419

Non-controlling interest in the Consolidated balance sheet	(611)	(570)	(539)

Consumer Healthcare Joint Venture
GSK held 68% of the Consumer Healthcare
sub-group
until the demerger on 18 July 2022 (see details in Note 41), giving rise to a material non-controlling
interest. Summarised financial information in respect of the Consumer Healthcare sub-group
at 31 December 2021 is as follows:

2021 £m

Non-current assets	29,200

Current assets	5,251

Total assets	34,451

Current liabilities	(4,238)

Non-current liabilities	(3,733)

Total liabilities	(7,971)

Net assets	26,480
The above financial information relates to the former Consumer Healthcare Joint Venture on a stand-alone basis, before the impact of Group-related adjustments and the classification of cash pooling accounts with Group companies outside the Consumer Healthcare Joint Venture but after Major restructuring charges.
The following amounts attributable to the Consumer Healthcare Joint Venture were included in GSK’s financial statements in prior years:

	2021 £m	2020 £m

Non-controlling interest in the Consolidated balance sheet	6,609	6,538